Income taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Tax expense (income)		¥ 367,108	¥ 257,480	¥ 239,105
Increase decrease in tax expenses from repayment of capital from a subsidiary			48,373
Increase decrease in tax expenses from dissolution of a subsidiary			¥ 35,278
Statutory tax rate		31.50%	31.50%	31.50%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		¥ 1,221,573	¥ 1,117,684
Undistributed earnings		5,294,890	6,678,168
Deferred tax expense (income) recognised in profit or loss		61,544
Remeasurement gain for the pre-owned equity interest		116,939
Deferred tax assets		560,800	559,284
Deferred tax liabilities		211,391	175,228
Country of domicile [member]
Statements [Line Items]
Tax expense (income)		171,666	64,219	¥ 120,758
Foreign countries [member]
Statements [Line Items]
Tax expense (income)		¥ 195,442	193,261	¥ 118,347
Unused tax credits [member]
Statements [Line Items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits		As of March 31, 2025 and 2026, the expected expiration period of the tax credit carryforwards for which no deferred tax asset is recognized was mostly within 5 years.
Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Statements [Line Items]
Undistributed earnings		¥ 19,545	17,883
Unrealised foreign exchange gains (losses) [member]
Statements [Line Items]
Deferred tax assets		197,149	173,711
Deferred tax liabilities		¥ 1,499,571	¥ 1,047,225
Change of applicable tax rate [member]
Statements [Line Items]
Statutory tax rate	32.30%